Related Party Transactions (Details) - Schedule of Remuneration Paid to Related Parties Other than Key Personnel - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Remuneration Paid to Related Parties Other than Key Personnel [Abstract]
Salaries and benefits	$ 21,292	$ 14,956